Pay vs Performance Disclosure pure in Millions		12 Months Ended
		Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (the “CAP”) to our principal executive officer (“PEO”) and our other NEOs (the “Non-PEO NEOs”) and certain financial performance of the Company. The CAP does not reflect the actual amount of compensation earned, realized or received by the PEOs or Non-PEO NEOs during the applicable fiscal year. The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the “Summary Compensation Table”, the CAP to our PEO, and on an average basis, our Non-PEO NEOs (in each case, as determined under SEC rules), our TSR, the TSR for companies in the Nasdaq Health Care Index, our net income, and our Company-Selected Measure, Adjusted Revenue. For further information concerning the Company’s pay-for-performance philosophy, refer to “Executive Compensation—Compensation Discussion and Analysis” on page 55 of this Proxy Statement.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Nasdaq Health Care Index Total Shareholder Return(6)	Net Income (in Millions)(7)	Adjusted Revenue (in Millions)(8)
2023	$15,476,756	$(22,202,627)	$3,036,159	$(2,253,607)	$73.49	$129.08	$81.5	$2048.1
2022	16,511,436	(34,048,610)	5,716,969	(2,544,510)	92.76	123.96	229.6	2,035.8
2021	16,219,278	4,616,920	2,291,362	1,773,597	183.57	153.11	240.3	1,239.2
2020	15,493,723	118,009,752	2,285,362	13,969,285	168.27	122.92	196.2	1,143.7

____________

(1)        The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Kiani, our CEO and PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.” for additional information.

(2)        The dollar amounts reported in this column represent the amount of the CAP to Mr. Kiani, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kiani during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kiani’s total compensation reported in the Summary Compensation Table for each year to determine the CAP:

(3)        The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kiani) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal years 2023, 2021 and 2020, Micah Young, Bilal Muhsin, Tao Levy and Tom McClenahan, and (ii) for fiscal year 2022, Micah Young, Bilal Muhsin, Tao Levy, Tom McClenahan and Kevin Duffy. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table” for additional information.

(4)        The dollar amounts reported in this column represent the average amount of the CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation reported in the Summary Compensation Table for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

(5)        Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.

(6)        Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Health Care Index.

(7)        The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)        While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that Adjusted Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the most recently completed fiscal year.

Company Selected Measure Name		Adjusted Revenue
Named Executive Officers, Footnote		The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kiani) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal years 2023, 2021 and 2020, Micah Young, Bilal Muhsin, Tao Levy and Tom McClenahan, and (ii) for fiscal year 2022, Micah Young, Bilal Muhsin, Tao Levy, Tom McClenahan and Kevin Duffy. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table” for additional information.
Peer Group Issuers, Footnote		Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.
PEO Total Compensation Amount	[1]	$ 15,476,756	$ 16,511,436	$ 16,219,278	$ 15,493,723
PEO Actually Paid Compensation Amount	[2]	$ (22,202,627)	(34,048,610)	4,616,920	118,009,752
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2023	$15,476,756	$13,199,914	$(24,479,469)	$0	$0	$(22,202,627)
2022	16,511,436	13,199,943	(37,360,103)	0	0	(34,048,610)
2021	16,219,278	11,999,370	397,012	0	0	4,616,920
2020	15,493,723	11,999,886	114,515,916	0	0	118,009,752

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)      The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$4,893,141	$(30,126,186)	$0	$(753,576)	$0	$0	$(24,479,469)
2022	22,291,180	(36,726,578)	0	(22,924,705)	0	0	(37,360,103)
2021	25,082,098	(6,301,272)	0	(18,383,814)	0	0	397,012
2020	31,481,893	68,792,082	0	14,241,941	0	0	114,515,916

Non-PEO NEO Average Total Compensation Amount	[3]	$ 3,036,159	5,716,969	2,291,362	2,285,362
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ (2,253,607)	(2,544,510)	1,773,597	13,969,285
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,036,159	$2,487,330	$(2,802,435)	$0	$0	$(2,253,607)
2022	5,716,969	3,431,905	(4,829,574)	0	0	(2,544,510)
2021	2,291,362	1,499,799	982,034	0	0	1,773,597
2020	2,285,362	1,499,941	13,183,864	0	0	13,969,285

(a)      The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends of other Earnings Paid on Stock or Options Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$922,067	$(3,830,662)	$0	$106,160	$0	$0	$(2,802,435)
2022	2,229,023	(4,147,950)	0	(2,910,647)	0	0	(4,829,574)
2021	3,135,004	(332,549)	0	(1,820,421)	0	0	982,034
2020	3,935,120	8,323,572	0	925,172	0	0	13,183,864

Compensation Actually Paid vs. Total Shareholder Return

CAP and Cumulative TSR

The below graph illustrates the relationship between the amount of CAP to Mr. Kiani and the average amount of CAP to the Company’s Non-PEO NEOs to the Company’s cumulative TSR over the four-year period presented.

Compensation Actually Paid vs. Net Income

CAP and Net Income

The below graph illustrates the relationship between the amount of CAP to Mr. Kiani and the average amount of CAP to the Company’s Non-PEO NEOs, to the Company’s net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

CAP and Adjusted Revenue

The below graph illustrates the relationship between the amount of CAP to Mr. Kiani and the average amount of CAP to the Company’s Non-PEO NEOs to Adjusted Revenue over the four-year period presented.

Total Shareholder Return Vs Peer Group		TSR and Nasdaq Health Care Index TSR The below graph illustrates the relationship between the Company’s cumulative TSR and Nasdaq Health Care Index, over the four year period presented.
Tabular List, Table

2023 Most Important Financial Performance Measures

As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our incentive awards are selected based on an objective of incentivizing our NEOs to increase stockholder value over the long term. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•        Adjusted Revenue(1),

•        Adjusted Non-GAAP Earnings Per Share(1), and

•        Adjusted Non-GAAP Operating Income(2).

____________

(1)        Represents a non-GAAP financial measure. Please see Appendix B to this Proxy Statement for a description of the adjustments and a reconciliation to the corresponding GAAP financial measure.

(2)        Represents a non-GAAP financial measure. Please see Appendix A to this Proxy Statement for a description of the adjustments and a reconciliation to the corresponding GAAP financial measure.

The Company also utilizes relative TSR as compared to the Nasdaq Health Care Index to evaluate overall performance.

Total Shareholder Return Amount	[5]	$ 73.49	92.76	183.57	168.27
Peer Group Total Shareholder Return Amount	[6]	129.08	123.96	153.11	122.92
Net Income (Loss)	[7]	$ 81,500,000	$ 229,600,000	$ 240,300,000	$ 196,200,000
Company Selected Measure Amount	[8]	2,048.1	2,035.8	1,239.2	1,143.7
PEO Name		Mr. Kiani
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Name	[9]	Adjusted Revenue
Non-GAAP Measure Description		While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that Adjusted Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the most recently completed fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	[9]	Adjusted Non-GAAP Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	[10]	Adjusted Non-GAAP Operating Income
Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 4,893,141	$ 22,291,180	$ 25,082,098	$ 31,481,893
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(30,126,186)	(36,726,578)	(6,301,272)	68,792,082
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(753,576)	(22,924,705)	(18,383,814)	14,241,941
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(24,479,469)	(37,360,103)	397,012	114,515,916
Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,487,330	3,431,905	1,499,799	1,499,941
Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(2,802,435)	(4,829,574)	982,034	13,183,864
Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Average Compensation Actually Paid to Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,253,607)	(2,544,510)	1,773,597	13,969,285
Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		922,067	2,229,023	3,135,004	3,935,120
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,830,662)	(4,147,950)	(332,549)	8,323,572
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		106,160	(2,910,647)	(1,820,421)	925,172
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Average Value of Dividends of other Earnings Paid on Stock or Options Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,802,435)	(4,829,574)	982,034	13,183,864
PEO | Adjustment Equity Awards Reported Value Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	13,199,914	13,199,943	11,999,370	11,999,886
PEO | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	(24,479,469)	(37,360,103)	397,012	114,515,916
PEO | Adjustment Reported Change in Actuarial Present Value of Pension Benefits Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Adjustment Pension Adjustments Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0

[1]	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Kiani, our CEO and PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.” for additional information.
[2]	The dollar amounts reported in this column represent the amount of the CAP to Mr. Kiani, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kiani during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kiani’s total compensation reported in the Summary Compensation Table for each year to determine the CAP:
[3]	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kiani) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal years 2023, 2021 and 2020, Micah Young, Bilal Muhsin, Tao Levy and Tom McClenahan, and (ii) for fiscal year 2022, Micah Young, Bilal Muhsin, Tao Levy, Tom McClenahan and Kevin Duffy. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table” for additional information.
[4]	The dollar amounts reported in this column represent the average amount of the CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation reported in the Summary Compensation Table for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):
[5]	Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.
[6]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Health Care Index.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that Adjusted Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the most recently completed fiscal year.
[9]	Represents a non-GAAP financial measure. Please see Appendix B to this Proxy Statement for a description of the adjustments and a reconciliation to the corresponding GAAP financial measure.
[10]	Represents a non-GAAP financial measure. Please see Appendix A to this Proxy Statement for a description of the adjustments and a reconciliation to the corresponding GAAP financial measure.
[11]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[12]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[13]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$4,893,141	$(30,126,186)	$0	$(753,576)	$0	$0	$(24,479,469)
2022	22,291,180	(36,726,578)	0	(22,924,705)	0	0	(37,360,103)
2021	25,082,098	(6,301,272)	0	(18,383,814)	0	0	397,012
2020	31,481,893	68,792,082	0	14,241,941	0	0	114,515,916